Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax
Current tax	¥ 61,628		¥ 57,594	¥ 82,595
Deferred tax	(40,889)	$ (5,602)	(45,591)	(56,115)
Income tax expense	¥ 20,739	$ 2,841	¥ 12,003	¥ 26,480